Property, Plant and Equipment, Net, and Investment Property, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net, and Investment Property, Net
Property, Plant and Equipment, Net, and Investment Property, Net
11.	Property, Plant and Equipment, Net, and Investment Property, Net

Property, Plant and Equipment, Net

Changes in the carrying amounts of property, plant and equipment for the years ended December 31, 2025 and 2024, are as follows:

			Networks and												Construction
	Buildings		technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2024	Ps.	11,619,447	Ps.	197,794,121	Ps.	6,026,094	Ps.	1,261,892	Ps.	2,963,827	Ps.	9,682,066	Ps.	3,874,655	Ps.	8,950,492	Ps.	242,172,594
Additions		20,922		5,013,043		—		8,206		22,488		32,133		43,381		3,957,224		9,097,397
Dismantling cost		—		12,122		—		—		—		—		—		—		12,122
Retirements and reclassifications to other accounts		(5,535,721)		(9,541,826)		—		(122,101)		(1,242,130)		(2,951,681)		(1,347,560)		1,194,187		(19,546,832)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(770,090)		(770,090)
Transfers and reclassifications		21,292		5,907,840		—		25,154		4,894		75,477		106,827		(6,141,484)		—
Effect of translation		—		946,672		—		494		3,818		2,978		1,274		1,150		956,386
December 31, 2024		6,125,940		200,131,972		6,026,094		1,173,645		1,752,897		6,840,973		2,678,577		7,191,479		231,921,577
Additions		10,265		3,913,469		—		2,115		—		11,196		9,283		8,240,177		12,186,505
Dismantling cost		—		30,837		—		—		—		—		—		—		30,837
Retirements and reclassifications to other accounts		(29,684)		(3,402,988)		—		(287)		(121,702)		(144,699)		(2,765)		886,463		(2,815,662)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(211,083)		(211,083)
Transfers and reclassifications		20,267		6,733,040		—		10,892		1,476		46,636		108,656		(6,920,967)		—
Effect of translation		—		(680,277)		—		(354)		(1,611)		(2,605)		(970)		(79)		(685,896)
December 31, 2025	Ps.	6,126,788	Ps.	206,726,053	Ps.	6,026,094	Ps.	1,186,011	Ps.	1,631,060	Ps.	6,751,501	Ps.	2,792,781	Ps.	9,185,990	Ps.	240,426,278

Accumulated depreciation:
January 1, 2024	Ps.	(4,656,426)	Ps.	(140,697,874)	Ps.	(4,818,311)	Ps.	(883,332)	Ps.	(2,089,619)	Ps.	(8,075,441)	Ps.	(3,103,015)	Ps.	—	Ps.	(164,324,018)
Depreciation of the year		(119,869)		(15,299,488)		(282,414)		(69,291)		(120,510)		(184,693)		(182,509)		—		(16,258,774)
Impairment		—		—		(20,044)		—		—		—		—		—		(20,044)
Retirements		2,162,396		7,387,294		—		95,404		664,112		1,949,903		1,062,713		—		13,321,822
Transfers investment property		(83,645)		—		—		—		—		—		—		—		(83,645)
Effect of translation		—		(887,584)		—		(148)		(1,728)		(2,623)		(574)		—		(892,657)
December 31, 2024		(2,697,544)		(149,497,652)		(5,120,769)		(857,367)		(1,547,745)		(6,312,854)		(2,223,385)		—		(168,257,316)
Depreciation of the year		(106,836)		(13,540,058)		(162,148)		(68,269)		(55,813)		(151,513)		(173,496)		—		(14,258,133)
Retirements		81,615		2,035,019		—		107		48,388		76,410		2,167		—		2,243,706
Transfers investment property		(82,254)		—		—		—		—		—		—		—		(82,254)
Effect of translation		—		622,317		—		113		881		1,914		694		—		625,919
December 31, 2025	Ps.	(2,805,019)	Ps.	(160,380,374)	Ps.	(5,282,917)	Ps.	(925,416)	Ps.	(1,554,289)	Ps.	(6,386,043)	Ps.	(2,394,020)	Ps.	—	Ps.	(179,728,078)

Carrying amount:
January 1, 2024	Ps.	6,963,021	Ps.	57,096,247	Ps.	1,207,783	Ps.	378,560	Ps.	874,208	Ps.	1,606,625	Ps.	771,640	Ps.	8,950,492	Ps.	77,848,576
December 31, 2024	Ps.	3,428,396	Ps.	50,634,320	Ps.	905,325	Ps.	316,278	Ps.	205,152	Ps.	528,119	Ps.	455,192	Ps.	7,191,479	Ps.	63,664,261
December 31, 2025	Ps.	3,321,769	Ps.	46,345,679	Ps.	743,177	Ps.	260,595	Ps.	76,771	Ps.	365,458	Ps.	398,761	Ps.	9,185,990	Ps.	60,698,200

(1)	Retirements and reclassifications to other accounts include: (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Depreciation charges are presented in Note 21. Depreciation charged to income for the years ended December 31, 2025 and 2024, was Ps.14,258,133 and Ps.16,258,774, respectively. Depreciation for the year ended December 31, 2024 included Ps.21,340, corresponding to depreciation of discontinued operations for the period of one month ended January 31, 2024.

Derived from the annual impairment test of intangible assets with indefinite useful lives at the Satellite CGU (Sky), in the fourth quarter of 2024 the Group recognized an impairment loss in satellite transponders in the aggregate amount of Ps.20,044 (see Note 22).

Property, plant and equipment include the following carrying amounts of technical equipment leased to subscribers as of December 31, 2025 and 2024:

	2025		2024
Subscriber leased set-top equipment	Ps.	63,753,419	Ps.	60,963,692
Accumulated depreciation		(48,483,463)		(43,883,230)
	Ps.	15,269,956	Ps.	17,080,462

Property, plant and equipment include the following carrying amounts of dismantling costs (technical equipment) related to obligations incurred as of December 31, 2025 and 2024:

	2025		2024
Dismantling costs	Ps.	1,185,283	Ps.	1,154,446
Accumulated depreciation		(801,861)		(726,813)
	Ps.	383,422	Ps.	427,633

Investment Property, Net

The Group leases some buildings and land to TelevisaUnivision under operating lease agreements. These operating lease agreements contain initial non-cancellable periods between 7 and 19 years. Subsequent renewals are negotiated with the lessee and average renewal periods are of five years. The leased buildings and land are in Mexico City and include the Group’s San Angel, Chapultepec facilities and part of the Company’s headquarters. These properties are classified as investment properties in accordance with IFRS Accounting Standards given that such properties are held by the Group primarily to earn rentals rather than for use in the production or supply of goods or services or for administrative purposes, or sale in the ordinary course of business (see Note 3).

Changes in the carrying amount of investment property for the years ended December 31, 2025 and 2024, are as follows:

	Buildings and Land
Cost:
January 1, 2024	Ps.	3,867,406
Transfers investment property		—
December 31, 2024		3,867,406
Transfers investment property		—
December 31, 2025	Ps.	3,867,406

Accumulated depreciation:
January 1, 2024	Ps.	(1,077,233)
Depreciation of the period		(83,645)
December 31, 2024		(1,160,878)
Depreciation of the period		(82,254)
December 31, 2025	Ps.	(1,243,132)

Carrying amount:
December 31, 2024	Ps.	2,706,528
December 31, 2025	Ps.	2,624,274

Depreciation charges are presented in Note 21.

As of December 31, 2025 and 2024, the fair value of the Group’s investment property amounted to Ps.11,888,707 and Ps.11,264,339, respectively, as measured by an independent appraiser who holds a recognized and relevant professional qualification and experience in the investment property being valued.

Net lease income from investment property, net of direct operating expenses amounted to Ps.354,815, Ps.360,813 and Ps.325,205, for the years ended December 31, 2025, 2024 and 2023, respectively, and was accounted for as a reduction of the Group’s corporate expense included in administrative expenses (see Note 21).

A maturity analysis of undiscounted contractual lease payments to be received by the Group as of December 31, 2025 for buildings and land subject to operating leases is presented as follows (Thousands of U.S. dollars):

	Undiscounted
Year	Lease Payments
2026	U.S.$	22,604
2027		22,604
2028		22,604
2029		21,042
2030		19,273
Thereafter		259,627